Income Taxes	12 Months Ended
Apr. 30, 2011
Income Taxes
Income Taxes
9.	Income Taxes

The Company files a consolidated federal return with all subsidiaries owned 80% or more. Federal and state income tax provisions (benefits) for fiscal 2011, fiscal 2010, the transition period and fiscal 2008 are as follows:

	Fiscal 2011	Fiscal 2010	13 weeks ended May 2, 2009	Fiscal 2008
Current:
Federal	$(47,825)	51,343	(2,199)	44,038
State	(2,441)	14,192	(481)	11,983

Total current	(50,266)	65,535	(2,680)	56,021

Deferred:
Federal	8,057	(45,903)	1,016	2,540
State	(6,443)	(11,267)	290	(2,970)

Total deferred	1,614	(57,170)	1,306	(430)

Total	$(48,652)	8,365	(1,374)	55,591

Reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

	Fiscal 2011	Fiscal 2010	13 weeks ended May 2, 2009	Fiscal 2008
Federal statutory income tax rate	35.0%	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	4.8	3.8	3.6	4.3
Additions to unrecognized tax benefits	(2.5)	11.2	0.5	3.9
Reductions to unrecognized tax benefits	1.3	(31.8)	—	(0.4)
Other, net	1.1	0.4	0.8	(3.4)

Effective income tax rate	39.7%	18.6%	39.9%	39.4%

The tax effects of temporary differences that give rise to significant components of the Company's deferred tax assets and liabilities as of April 30, 2011 and May 1, 2010 are as follows:

	April 30, 2011	May 1, 2010
Deferred tax liabilities:
Investment in Barnes & Noble.com	$(95,051)	(95,051)
Depreciation	(57,156)	(75,385)
Goodwill and intangible asset amortization	(236,845)	(239,434)
Prepaid expenses	(7,125)	(6,944)
Other	(4,861)	(7,201)

Total deferred tax liabilities	(401,038)	(424,015)

Deferred tax assets:
Loss and credit carryovers	57,751	41,348
Lease transactions	32,986	40,353
Estimated accruals	52,868	81,898
Stock-based compensation	11,508	11,482
Insurance liability	11,396	10,896
Pension	10,254	10,998
Inventory	18,996	22,642
Investments in equity securities	1,282	1,282

Total deferred tax assets	197,041	220,899

Net deferred tax liabilities	$(203,997)	(203,116)

Balance Sheet caption reported in:
Prepaid expenses and other current assets	$76,135	108,491
Deferred tax liabilities	(280,132)	(311,607)

Net deferred tax liabilities	$(203,997)	(203,116)

At April 30, 2011, the Company had federal and state net operating loss carryforwards (NOLs) of approximately $86,000 that expire beginning in 2018 through 2022, the utilization of which is limited to approximately $6,700 on an annual basis. Additionally, the Company had approximately $6,000 of federal NOLs and $149,000 of state NOLs that have no annual limitation and expire in 2030. These NOLs account for $44,232 of the $57,751 of loss and credit carryover deferred tax assets at April 30, 2011, with the remainder relating primarily to other state NOLs and federal credits.

As of April 30, 2011, the Company had $16,715 of unrecognized tax benefits, all of which, if recognized, would affect the Company's effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefits for fiscal 2011, fiscal 2010, the transition period and fiscal 2008 is as follows:

Balance at January 31, 2009	$23,833
Additions for tax positions of the current period	339
Additions for tax positions of prior periods	369

Balance at May 2, 2009	$24,541

Additions for tax positions of the current period	2,457
Additions for tax positions of prior periods	2,563
Other reductions for tax positions of prior periods	(14,293)

Balance at May 1, 2010	$15,268

Additions for tax positions of the current period	1,809
Additions for tax positions of prior periods	1,199
Reductions due to settlements	(508)
Other reductions for tax positions of prior periods	(1,053)

Balance at April 30, 2011	$16,715

The Company's continuing practice is to recognize interest and penalties related to income tax matters in income tax expense. As of May 1, 2010 and April 30, 2011, the Company had accrued $3,119 and $3,236, respectively, for net interest and penalties, which is included in the $15,268 and $16,715 of unrecognized tax benefits noted above. The change in the amount accrued for net interest and penalties includes $825 in additions for net interest and penalties recognized in income tax expense in the Company's fiscal 2011 statement of operations.

The Company is subject to U.S. federal income tax as well as income tax in jurisdictions of each state having an income tax. The tax years that remain subject to examination are primarily from fiscal 2007 and forward. Some earlier years remain open for a small minority of states.